EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
EARNINGS PER SHARE

20. EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2013	2014	2015
	Ordinary shares	Ordinary shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$

Earnings per share-basic
Numerator:
Net income attributable to Cheetah Mobile Inc.	62,018	67,941	40,420	6,240	136,176	21,022
Allocation of net income attributable to Series A Preferred Shareholders	(5,807)	(1,879)	—	—	—	—
Allocation of net income attributable to Series B Preferred Shareholders	(3,521)	(2,247)	—	—	—	—

Allocation of net income attributable to ordinary shareholders	52,690	63,815	40,420	6,240	136,176	21,022

Denominator:
Weighted average number of ordinary shares outstanding	929,119,153	1,210,501,020	314,229,617	314,229,617	1,058,633,704	1,058,633,704

Earnings per share—basic	0.0567	0.0527	0.1286	0.0199	0.1286	0.0199

	Years ended December 31,
	2013	2014	2015
	Ordinary shares	Ordinary Shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$

Earnings per share—diluted
Numerator:
Allocation of net income attributable to ordinary shareholders	52,690	63,815	43,041	6,644	133,555	20,617
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series A Preferred Shares to ordinary shares	5,807	1,879	—	—	—	—
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series B Preferred Shares to ordinary shares	3,521	2,247	—	—	—	—
Change in share-based compensation expense due to remeasurement of the redemption right granted to employees	(887)	—	—	—	—	—
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	133,555	20,617	—	—

Net income attributable to ordinary shareholders	61,131	67,941	176,596	27,261	133,555	20,617

Denominator:
Weighted average ordinary shares outstanding	929,119,153	1,210,501,020	314,229,617	314,229,617	1,058,633,704	1,058,633,704
Conversion of Series A Preferred Shares to ordinary shares	102,409,639	35,632,943	—	—	—	—
Conversion of Series B Preferred Shares to ordinary shares	62,086,776	42,621,733	—	—	—	—
Dilutive effect of Restricted Shares	42,367,385	43,813,545	858,757	858,757	20,425,559	20,425,559
Dilutive effect of restricted shares with an option feature	—	9,163,216	32,663,302	32,663,302	—	—
Conversion of Class B into Class A ordinary shares	—	—	1,079,059,263	1,079,059,263	—	—

Denominator used for earnings per share	1,135,982,953	1,341,732,457	1,426,810,939	1,426,810,939	1,079,059,263	1,079,059,263

Earnings per share—diluted	0.0538	0.0506	0.1238	0.0191	0.1238	0.0191

Earnings per ADS:
Denominator used for earnings per ADS—basic	92,911,915	121,050,102	31,422,962	31,422,962
Denominator used for earnings per ADS—diluted	113,598,295	134,173,246	142,681,094	142,681,094
Earnings per ADS—basic	0.5671	0.5272	1.2863	0.1986

Earnings per ADS—diluted	0.5381	0.5064	1.2377	0.1911